MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2011	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Building Plant and Equipment [Member] Predecessor [Member]	Dec. 31, 2011 Land [Member] Predecessor [Member]	Dec. 31, 2011 Supplies and Spare Parts Inventory [Member]	Dec. 31, 2011 Supplies and Spare Parts Inventory [Member] Predecessor [Member]	Dec. 31, 2011 Paper Recycling Operation [Member] Predecessor [Member]	Dec. 31, 2011 Landfill [Member]	Dec. 31, 2011 Landfill [Member] Predecessor [Member]
Asset Impairment Charges						822.0			801.1	10.8	10.1	10.1		1.1
Business Exit Costs						823.6							0.5		1.1
Classification in consolidated statement of earnings (loss):
Impairment and other closure costs	0		86.9		0	661.8	294.5	17.4
Loss from discontinued operations, net of tax	11.0	8.7				161.8
Impairment and Other Closure Costs, Total				823.6		823.6